Share Capital - Additional Information (Detail)	9 Months Ended
Sep. 30, 2025 kr / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued	61,695,211
Share nominal value | kr / shares	kr 1
Increase in share capital	1,005,724
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	597,055